Prepayments, Other Receivables and Other Assets (Tables)	12 Months Ended
Dec. 31, 2021
Prepayments Other Receivables And Other Assets [Abstract]
Schedule of Prepayments, Other Receivables and Other Assets

	December 31, 2021	December 31, 2020
	RMB’000	RMB’000
Non-current
Prepayments	213	—
Deposits	94,858	95,328
Other receivables	146	48

Total	95,217	95,376

Current
Prepayments	29,368	22,146
Deposits	244	89
Loan receivable	—	3,000
Other receivables	4,489	3,288

Total	34,101	28,523

Schedule of Allowance for ECLs
The movements in allowance for ECLs are as follows:

	2021		2020
	RMB’000		RMB’000

At the beginning of the year	—		(806)
Impairment losses, net	—	*	(257)
Amount written off as uncollectible	—		1,063

At the end of the year	—	*	— *

*	Less than RMB 1,000